Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2023 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE

	Agency Fixed Rate Mortgages (31.0%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$1,701		2.50%	05/01/50–11/01/52	$1,445,557
189		3.00	04/01/50	169,444
62		3.50	08/01/49	57,978
1,760		4.00	07/01/49–11/01/52	1,669,679
1,655		4.50	10/01/52	1,612,220
	Gold Pools:
275		3.50	01/01/44–09/01/47	261,953
294		4.00	12/01/41–10/01/44	290,351
320		4.50	03/01/41–01/01/49	323,411
58		5.00	12/01/40–05/01/41	59,594
7		5.50	07/01/37	7,623
10		6.00	12/01/37	10,414
5		6.50	06/01/29–09/01/33	5,672
23		7.50	05/01/35	24,386
11		8.00	08/01/32	11,720
20		8.50	08/01/31	21,673
	Federal National Mortgage Association,
	Conventional Pools:
1,541		1.50	01/01/51–03/01/51	1,256,435
325		2.00	11/01/50	268,062
870		2.50	02/01/50–09/01/51	764,290
1,042		3.00	08/01/46–02/01/50	960,007
3,152		3.50	09/01/42–10/01/52	2,944,499
923		4.00	04/01/45–01/01/49	909,408
442		4.50	08/01/40–08/01/49	437,036
156		5.00	12/01/40–12/01/48	161,307
5		5.50	08/01/37	5,675
274		6.50	02/01/28–11/01/33	291,792
11		7.00	07/01/23–06/01/32	11,366
29		7.50	08/01/37	31,198
30		8.00	04/01/33	31,629
31		8.50	10/01/32	32,923
10		9.50	04/01/30	9,927
	February TBA:
6,000	(a)	4.00	02/01/53	5,792,812
6,000	(a)	4.50	02/01/53	5,927,344
18,000	(a)	5.00	02/01/53	18,074,532
2,000	(a)	5.50	02/01/53	2,032,188

	March TBA:
1,000	(a)	6.00	03/01/53	1,025,156
	Government National Mortgage Association,
	February TBA:
1,000	(a)	4.00	02/20/53	971,945
	Various Pools:
2,769		2.50	03/20/50–04/20/51	2,443,358
1,223		3.00	09/20/49–08/20/50	1,100,972
1,811		3.50	10/20/44–10/20/50	1,692,899
1,046		4.00	07/15/44–11/20/51	1,001,755
38		4.00	11/20/49	37,129
379		4.50	12/20/48–12/20/49	374,103
342		5.00	05/20/41–06/20/49	345,994
26		5.50	05/20/49	26,270
398		6.00	08/20/52	404,508
1,497		6.50	11/20/52	1,547,144
999		7.00	12/20/52	1,037,244
3,376		7.00	12/20/52–01/20/53	3,492,107
	Total Agency Fixed Rate Mortgages (Cost $62,691,318)			61,414,689

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

		Asset-Backed Securities (17.4%)
	403	ABFC 2004-OPT2 Trust 1 Month USD LIBOR + 0.78%	5.286(b)	10/25/33	390,477
	109	ABFC 2005-WF1 Trust 1 Month USD LIBOR + 0.95%	5.451(b)	07/25/34	102,690
		Amortizing Residential Collateral Trust
	354	1 Month USD LIBOR + 0.29%	5.029(b)	10/25/31	324,054
	293	1 Month USD LIBOR + 0.76%	5.266(b)	10/25/32	264,364
	109	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, 5.63% - 1 Month USD LIBOR	3.652(c)	12/25/33	117,955
		Bear Stearns Asset-Backed Securities Trust
	61		3.833(b)	07/25/36	60,178
	102	1 Month USD LIBOR + 1.30%	5.806(b)	10/27/32	100,288
	23	1 Month USD LIBOR + 1.95%	6.456(b)	12/25/42	23,195
	293	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (d)	4.886(b)	10/20/40	258,711
	99	Cendant Mortgage Corp., (d)	6.00(b)	07/25/43	94,942
	268	Citicorp Residential Mortgage Trust	4.955	03/25/37	262,861
		Conn's Receivables Funding LLC
	900	(d)	0.01	12/15/26	704,970
	3,000	(d)	9.52	12/15/26	2,996,578
	772	Conseco Finance Securitizations Corp.	7.424(b)	03/01/33	770,877
	4,197	Corevest American Finance 2020-4 Trust, IO (d)	3.836(b)	12/15/52	377,728
	59	Credit-Based Asset Servicing & Securitization LLC, (d)	7.25	05/25/36	59,517
		ECAF I Ltd.
	40	(d)	3.473	06/15/40	21,065
	678	(d)	4.947	06/15/40	427,399
	110	EquiFirst Mortgage Loan Trust, 1 Month USD LIBOR + 3.00%	7.506(b)	10/25/34	105,317
EUR	954	European Residential Loan Securitisation 2019-NPL1 DAC, 1 Month EURIBOR + 3.25% (Ireland)	5.249(b)	07/24/54	1,029,707
	$7	FCI Funding 2019-1 LLC (d)	3.63	02/18/31	6,928
		Finance of America HECM Buyout
	4,000	(d)	6.00(b)	08/01/32	3,031,100
	1,000	(d)	6.414(b)	02/25/32	939,281
	2,000	(d)	7.87(b)	02/25/32	1,872,795
	155	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (d)	4.927(b)	02/27/35	158,105
	252	GAIA Aviation Ltd. (Cayman Islands) (d)	3.967	12/15/44	211,658
	772	Home Partners of America 2019-1 Trust (d)	3.866	10/19/39	662,635
	734	JOL Air Ltd., Class A (Cayman Islands) (d)	3.967	04/15/44	603,442
	393	Kestrel Aircraft Funding Ltd., Class A (d)	4.25	12/15/38	319,036
	193	Lehman ABS Manufactured Housing Contract Trust	6.63(b)	04/15/40	192,177
	764	LoanMe Trust (d)	5.00	09/15/34	692,507
	149	MERIT Securities Corp.	7.88	12/28/33	146,646
	292	METAL LLC (d)	4.581	10/15/42	154,719
	135	New Century Home Equity Loan Trust, 1 Month USD LIBOR + 0.80%	4.264(b)	11/25/33	121,842
GBP	1,000	Newday Funding PLC, 1 Month GBP SONIA + 5.00% (United Kingdom) (d)	8.432(b)	07/15/30	1,234,543
		Newtek Small Business Loan Trust,
	$1,124	Daily U.S. Prime Rate - 0.70% (d)	6.80(b)	10/25/49	1,113,755
	170	Daily U.S. Prime Rate - 0.55% (d)	6.95(b)	02/25/44	168,100
		NRZ Advance Receivables Trust
	1,050	(d)	2.863	09/15/53	1,014,482
	1,000	(d)	5.663	09/15/53	963,178
		NRZ Excess Spread-Collateralized Notes,
	449	(d)	2.981	03/25/26	403,421
	493	(d)	3.844	12/25/25	451,352

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	661	NRZ FHT Excess LLC, Class A (d)	4.212	11/25/25	619,202
		Oakwood Mortgage Investors, Inc.
	849		7.405(b)	06/15/31	123,359
	54		7.72	04/15/30	54,002
	121		7.84(b)	11/15/29	124,132
		PMT FMSR Issuer Trust
	1,250	1 Month USD LIBOR + 3.00% (d)	7.506(b)	03/25/26	1,240,746
	1,000	SOFR30A + 4.19% (d)	8.50(b)	06/25/27	971,631
	1,500	PNMAC GMSR Issuer Trust, SOFR30A + 4.25% (d)	8.56(b)	05/25/27	1,433,516
EUR	393	Portman Square DAC (United Kingdom)	3.577(b)	10/25/61	415,509
	$630	Pretium Mortgage Credit Partners LLC (d)	1.992	02/25/61	585,623
	1,396	Raptor Aircraft Finance I LLC (d)	4.213	08/23/44	1,043,515
	540	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (d)	7.00(b)	12/27/44	515,186
	266	Saxon Asset Securities Trust, 1 Month USD LIBOR + 1.13%	5.631(b)	12/25/32	220,264
		Shenton Aircraft Investment I Ltd.
	780	(d)	4.75	10/15/42	614,133
	246	(d)	5.75	10/15/42	138,053
GBP	883	Small Business Origination Loan Trust DAC (United Kingdom)	7.93(b)	03/01/30	1,061,124
	$245	Start II Ltd. (Bermuda) (d)	4.089	03/15/44	211,971
	1,950	USASF Receivables 2020-1 LLC (d)	9.35	03/15/27	1,967,805
	222	WAVE Trust (d)	3.844	11/15/42	170,689
		Total Asset-Backed Securities (Cost $36,347,423)			34,465,035

		Collateralized Mortgage Obligations - Agency Collateral Series (3.9%)
		Federal Home Loan Mortgage Corporation,
		IO REMIC
	186		0.009(b)	10/15/39	5,049
	567		0.112(b)	09/15/41	15,320
	374		0.24(b)	10/15/40	14,276
	283		0.295(b)	08/15/42	8,107
	207		0.388(b)	04/15/39	7,039
	99		0.41(b)	10/15/41	5,197
	456	6.00% - 1 Month USD LIBOR	1.541(c)	11/15/43–06/15/44	41,924
	9,275		2.00	10/25/50	1,132,320
	28		5.00	08/15/41	6,062
		IO STRIPS
	817		0.184(b)	10/15/37	32,345
	53		7.00	06/15/30	7,741
	53		7.50	12/15/29	8,941
		REMIC
	56	12.00% - 2.67 x 1 Month USD LIBOR	0.35(c)	12/15/43	61,197
	89		3.50	02/15/42	85,475
		Federal National Mortgage Association,
		IO REMIC
	1,011		0.002(b)	03/25/46	28,945
	268		0.404(b)	10/25/39	10,328
	188		0.628(b)	03/25/44	4,848
	113	5.65% - 1 Month USD LIBOR	1.144(c)	11/25/41	2,336
	449	6.05% - 1 Month USD LIBOR	1.544(c)	06/25/42	48,466
	64	6.55% - 1 Month USD LIBOR	2.044(c)	08/25/41	1,632
	40		3.50	03/25/43	339
		IO STRIPS
	11		7.00	11/25/27	1,240
	42		8.00	05/25/30–06/25/30	5,665
	8		8.50	10/25/24	367
		REMIC
	20		1.238(b)	04/25/39	17,570
	526		2.00	07/25/50	310,469
	5	1 Month USD LIBOR + 1.20%	5.706(b)	12/25/23	4,788

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	Government National Mortgage Association
6,591		0.008(b)	12/20/70	265,610
2,551		0.026(b)	02/20/65	91,175
6,827		0.176(b)	10/20/64	432,753
5,741		0.447(b)	12/20/66	315,763
2,757		1.334(b)	01/20/64	43,809
5,249		1.413(b)	05/20/67	262,116
9,105		1.434(b)	05/20/72	412,213
1,413		1.507(b)	05/20/64	60,345
1,524		1.562(b)	06/20/67	102,813
503		1.927(b)	03/20/67	25,999
6,341		2.786(b)	02/20/68	348,503
287		3.876(b)	01/20/68	14,027
51	1 Month USD LIBOR + 0.45%	4.635(b)	02/20/61	51,091
2	1 Month USD LIBOR + 0.77%	4.647(b)	02/20/66	2,404
30	1 Month USD LIBOR + 0.70%	4.885(b)	08/20/63	29,790
	IO
1,341		0.646(b)	08/20/58	13,282
256	6.00% - 1 Month USD LIBOR	1.514(c)	08/20/42	27,630
316	6.10% - 1 Month USD LIBOR	1.614(c)	04/20/41–08/20/42	33,899
295	6.14% - 1 Month USD LIBOR	1.654(c)	12/20/43	37,947
232	6.30% - 1 Month USD LIBOR	1.814(c)	09/20/43	14,082
170	6.55% - 1 Month USD LIBOR	2.091(c)	08/16/34	12,618
793		3.50	06/20/41–10/16/42	138,290
37		4.50	05/20/40	2,562
28		5.00	02/16/41	6,054
	IO PAC
19		5.00	10/20/40	1,396
	IO REMIC
2,766		0.022(b)	08/20/69	130,320
1,203		0.128(b)	11/20/67	91,516
4,274		0.129(b)	11/20/64	184,069
440		0.154(b)	10/20/67	13,402
881		0.216(b)	10/20/67	54,982
2,583		0.226(b)	09/20/64	192,594
659		1.235(b)	06/20/67	29,420
5,672		1.462(b)	02/20/68	242,735
2,817		1.593(b)	07/20/67	90,634
1,117		1.716(b)	07/20/67	61,020
7,532		2.00	11/20/50	874,820
267		2.945(b)	02/20/68	13,357
442		3.50	05/20/43	70,914
1,047		3.696(b)	02/20/68	54,969
	REMIC
5,927		2.089(b)	01/20/66	206,558
3,715		2.371(b)	07/20/65	115,809
9,087		2.656(b)	06/20/66	757,898
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $6,947,626)			7,799,174

	Commercial Mortgage-Backed Securities (6.1%)
352	Bayview Commercial Asset Trust, 1 Month USD LIBOR + 0.45% (d)	4.956(b)	10/25/36	339,110
180	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (d)	6.313(b)	11/15/31	171,135
731	CIM Retail Portfolio Trust, 1 Month USD LIBOR + 3.75% (d)	8.21(b)	08/15/36	724,002
	Citigroup Commercial Mortgage Trust,
220		4.573(b)	09/10/58	197,215
	IO
1,992		0.872(b)	09/10/58	36,446
	Commercial Mortgage Trust
100	(d)	4.747(b)	07/15/47	91,827
	IO
2,140		0.511(b)	02/10/47	7,198
846		0.662(b)	10/10/47	7,175

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	1,103	COOF Securitization Trust, IO (d)	2.767(b)	10/25/40	57,193
	1,091	COOF Securitization Trust II, IO (d)	2.562(b)	08/25/41	48,127
		Credit Suisse Mortgage Trust,
		Class A
	1,500	1 Month Term SOFR + 3.14% (d)	7.621(b)	09/09/24	1,487,367
	1,000	1 Month USD LIBOR + 3.50% (d)	7.959(b)	12/15/35	1,000,616
	1,000	1 Month Term SOFR + 3.57% (d)	8.052(b)	05/15/23	929,436
	1,000	1 Month USD LIBOR + 3.71% (d)	8.174(b)	08/15/23	969,583
	1,383	1 Month USD LIBOR + 3.97% (d)	8.429(b)	04/15/23	1,358,942
	6,679	GS Mortgage Securities Corportation Trust, IO (d)	0.457(b)	10/10/32	34,908
		GS Mortgage Securities Trust
	450		3.345	07/10/48	386,497
	370	(d)	4.698(b)	08/10/46	302,449
		IO
	1,560		0.697(b)	09/10/47	13,495
	1,097		1.008(b)	04/10/47	8,815
	1,489	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.579(b)	12/15/49	25,364
		JPMBB Commercial Mortgage Securities Trust
	267	(d)	4.653(b)	04/15/47	244,309
		IO
	2,662		0.686(b)	01/15/47	9,310
		KGS-Alpha SBA COOF Trust,
		Class A
	541	(d)	0.835(b)	08/25/38	8,296
	420	(d)	2.612(b)	07/25/41	44,929
	539	(d)	3.084(b)	04/25/40	28,013
	600	Natixis Commercial Mortgage Securities Trust (d)	4.135(b)	05/15/39	481,065
CAD	8,635	Real Estate Asset Liquidity Trust, IO (Canada) (d)	1.187(b)	02/12/55	392,940
	$863	Sutherland Commercial Mortgage Trust (d)	2.23(b)	12/25/41	788,423
	8,864	UBS Commercial Mortgage Trust, IO	0.927(b)	03/15/51	339,722
	944	Velocity Commercial Capital Trust (d)	6.90	05/25/47	929,480
	746	VMC Finance 2021-HT1 LLC, 1 Month USD LIBOR + 1.65% (d)	6.12(b)	01/18/37	726,801
		Total Commercial Mortgage-Backed Securities (Cost $12,270,074)			12,190,188

		Corporate Bond (0.1%)
		Finance (0.1%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (d) (Cost $263,246)	0.00(b)	11/10/28	144,375

		Mortgages - Other (36.4%)
	77	Adjustable Rate Mortgage Trust	3.803(b)	04/25/35	70,161
	459	Ajax Mortgage Loan Trust (d)	2.25	06/25/60	439,744
GBP	252	Alba 2005-1 PLC, 3 Month GBP SONIA + 0.72% (United Kingdom)	4.017(b)	11/25/42	287,112
		Alternative Loan Trust
	40		5.50	02/25/25–01/25/36	27,507
	133		5.75	03/25/34	130,189
	71	40.02% - 6 x 1 Month USD LIBOR	12.985(c)	05/25/37	72,764
		Banc of America Funding Trust
	6		5.25	07/25/37	6,235
	251		5.50	09/25/35	236,067
	523	Bear Stearns Asset-Backed Securities I Trust, 25.64% - 3.29 x 1 Month USD LIBOR	10.831(c)	03/25/36	265,445
	1,000	Boston Lending Trust (d)	3.25(b)	05/25/62	840,033
		Cascade Funding Mortgage Trust
	1,543	(d)	2.00(b)	09/25/50–02/25/52	1,252,650
	2,390	(d)	2.72(b)	12/26/30	2,237,164
	1,700	(d)	2.91(b)	02/25/31	1,587,013
	1,000	(d)	3.25(b)	11/25/35	859,209
	2,000	(d)	3.735(b)	06/25/36	1,828,161
	3,500	(d)	3.75(b)	04/25/25	2,764,685
	2,500	(d)	4.948(b)	12/26/30	2,345,290

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	1,500	(d)	5.072(b)	10/27/31	1,376,111
	2,315	(d)	5.683(b)	02/25/31	2,164,415
	1,250	(d)	6.00(b)	12/26/30	1,170,992
	3,721	(d)	4.00(b)	10/25/68–06/25/69	3,427,874
	1,469	Cascade MH Asset Trust (d)	4.25	08/25/54	1,316,687
	2,000	CFMT 2022-HB8 LLC (d)	3.75(b)	04/25/25	1,671,140
	1,500	CFMT 2022-HB9 LLC (d)	3.25(b)	09/25/37	1,195,256
		CHL Mortgage Pass-Through Trust
	95		3.977(b)	05/20/34	87,800
	181		4.251(b)	10/25/33	172,378
	222		5.50	10/25/34	214,581
	61		6.00	12/25/36	37,570
	1,337	CIM Trust (d)	2.50(b)	06/25/51	1,120,407
		Citigroup Mortgage Loan Trust,
	1,141	(d)	6.17	09/25/62	1,131,455
	95	1 Year CMT + 2.40%	6.47(b)	11/25/35	94,200
	335	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	7.806(b)	02/25/32	336,756
		CSFB Mortgage-Backed Pass-Through Certificates
	248		3.411(b)	05/25/34	226,659
	470		6.50	11/25/35	108,432
EUR	287	Dssv Sarl (Spain)	5.288(b)	10/15/24	302,738
	348	E-MAC DE 2005-I BV, 3 Month EURIBOR + 0.50% (Germany)	10.028(b)	05/25/52	365,612
	149	E-MAC NL 2004-I BV, 3 Month EURIBOR + 0.18% (Netherlands)	4.709(b)	07/25/36	152,772
	84	E-MAC NL 2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	6.949(b)	04/25/38	81,972
	166	E-MAC Program BV, 3 Month EURIBOR + 2.00% (Netherlands)	5.749(b)	01/25/48	169,490
	109	E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	4.449(b)	04/25/48	110,264
	$1,500	Eagle RE Ltd., 1 Month USD LIBOR + 4.50% (d)	9.006(b)	04/25/29	1,507,517
		EMF-NL Prime
EUR	227	3 Month EURIBOR + 0.80% (Netherlands)	3.128(b)	04/17/41	232,081
	200	3 Month EURIBOR + 0.85% (Netherlands)	3.178(b)	04/17/41	179,529
	195	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	1.815(b)	08/02/50	156,061
	500	Eurosail-Nl 2007-1 BV, 3 Month EURIBOR + 1.10% (Netherlands)	3.428(b)	04/17/40	477,739
		Eurosail-NL 2007-2 BV
	1,000	3 Month EURIBOR + 1.80% (Netherlands)	4.128(b)	10/17/40	1,057,913
	500	3 Month EURIBOR + 2.20% (Netherlands)	4.528(b)	10/17/40	513,207
GBP	907	Farringdon Mortgages No. 2 PLC, 3 Month GBP SONIA + 1.62% (United Kingdom)	5.062(b)	07/15/47	1,091,374
		Federal Home Loan Mortgage Corporation
	657		3.00	09/25/45–05/25/47	573,288
	33		3.50	05/25/45	29,052
		Flagstar Mortgage Trust,
	1,284	(d)	2.50(b)	04/25/51	1,077,607
	128	(d)	3.00(b)	03/25/50	103,548
		FMC GMSR Issuer Trust
	1,000	(d)	4.36(b)	07/25/26	783,609
	1,000	(d)	4.45(b)	01/25/26	882,693
	1,000	(d)	10.07	07/25/27	938,281
	1,100	(d)	3.62(b)	07/25/26	924,769
	35	Galton Funding Mortgage Trust (d)	4.00(b)	02/25/59	33,915
EUR	500	Great Hall Mortgages No. 1 PLC, 3 Month EURIBOR + 0.22% (United Kingdom)	2.282(b)	03/18/39	510,562
	$124	GSAA Trust	6.00	04/01/34	119,979

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

		GSR Mortgage Loan Trust
	185		4.04(b)	12/25/34	165,084
	36	1 Month USD LIBOR + 0.25%	4.756(b)	03/25/35	20,236
	12		5.00	02/25/34	11,461
	3		5.50	11/25/35	2,852
	293		6.00	09/25/35	284,241
	4	1 Year CMT + 1.75%	2.88(b)	03/25/33	3,801
	93	HarborView Mortgage Loan Trust	3.692(b)	05/19/33	85,256
	53	Impac CMB Trust, 1 Month USD LIBOR + 0.80%	5.301(b)	10/25/34	50,752
	486	IMS Ecuadorian Mortagage Trust (d)	3.40	08/18/43	465,688
	83	IndyMac INDX Mortgage Loan Trust	4.495(b)	11/25/34	78,840
		JP Morgan Mortgage Trust
	104	(d)	3.00(b)	10/25/50	85,335
	102		3.246(b)	12/25/34	88,805
	82	(d)	3.35(b)	07/27/37	74,968
EUR	186	Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	2.346(b)	06/15/45	193,078
	372	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	2.421(b)	09/16/48	363,252
	235	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	2.404(b)	12/01/60	217,591
GBP	128	Mansard Mortgages PLC, 3 Month GBP SONIA + 0.72% (United Kingdom)	4.162(b)	10/15/48	144,222
	$223	MASTR Adjustable Rate Mortgages Trust	3.373(b)	06/25/34	207,653
		MASTR Alternative Loan Trust
	128		5.00	05/25/18	117,059
	95		6.00	05/25/33	90,984
	1	MASTR Asset Securitization Trust	5.50	10/25/25	1,125
	106	MASTR Reperforming Loan Trust (d)	7.50	05/25/35	85,282
	396	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (d)	6.797(b)	09/28/32	358,244
		Merrill Lynch Mortgage Investors Trust
	17		4.07(b)	01/25/37	16,389
	85		4.454(b)	02/25/34	80,963
	14	6 Month USD LIBOR + 0.50%	4.683(b)	04/25/29	13,072
EUR	700	Miravet Sarl, 3 Month EURIBOR + 1.60% (Spain)	3.508(b)	05/26/65	721,652
	$74	Morgan Stanley Mortgage Loan Trust (e)	4.461(b)	02/25/34	70,878
	179	Mortgage Equity Conversion Asset Trust, 1 Year CMT + 0.47% (d)	5.17(b)	02/25/42	176,264
	59	National City Mortgage Capital Trust	6.00	03/25/38	55,101
GBP	246	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	6.796(b)	12/15/50	272,048
	$1,101	PMC PLS ESR Issuer LLC (d)	5.114	02/25/27	1,044,404
	968	PRPM 2022-INV1 Trust (d)	4.40	04/25/67	962,631
	77	RALI Trust	6.00	05/25/36- 06/25/36	65,125
	50	RBSSP Resecuritization Trust (d)	57.779(b)	09/26/37	155,239
	122	Reperforming Loan REMIC Trust (d)	8.50	06/25/35	124,272
	13,114	Residential Asset Securitization Trust, IO	0.50	04/25/37	222,584
		Resloc UK PLC
EUR	365	3 Month EURIBOR + 0.45%	2.496(b)	12/15/43	352,926
	$1,344	3 Month USD LIBOR + 0.16% (d)	4.929(b)	12/15/43	1,279,247
		RMF Buyout Issuance Trust
	1,000	(d)	3.69(b)	11/25/31	759,407
	1,500	(d)	4.50(b)	04/25/32	993,865
	2,000	(d)	4.704(b)	11/25/31	1,362,696
	1,200	(d)	4.75(b)	10/25/50	1,022,808
	3,351	(d)	6.00	10/25/50	2,422,877
		Seasoned Credit Risk Transfer Trust
	5,923		3.00	09/25/55–05/25/60	5,383,485
	748		3.25	07/25/56–06/25/57	692,914

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

	2,143	(d)	4.00(b)	08/25/56–02/25/59	2,016,421
	1,000	(d)	4.25(b)	11/25/59	857,950
	286		4.50	06/25/57	285,644
	72	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.78%	5.266(b)	01/20/36	55,155
AUD	500	Solaris Trust (Australia)	6.075(b)	06/15/52	350,322
	$309	Stanwich Mortgage Loan Co. LLC (d)	2.735	10/16/26	278,362
	183	Structured Adjustable Rate Mortgage Loan Trust	4.488(b)	02/25/35	174,036
		Structured Asset Mortgage Investments II Trust
	40		2.08(b)	04/19/35	35,148
	83	1 Month USD LIBOR + 0.46%	4.966(b)	05/25/45	74,298
	235	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	4.073(b)	11/25/30	220,482
	1,118	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (d)	6.356(b)	05/25/47	997,808
EUR	556	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	2.331(b)	12/28/50	486,535
	$201	TIAA Bank Mortgage Loan Trust (d)	4.00(b)	11/25/48	186,052
GBP	800	Towd Point Mortgage Funding PLC, 3 Month GBP SONIA + 2.35% (United Kingdom)	5.62(b)	02/20/54	969,794
	$61	TVC Mortgage Trust (d)	3.474	09/25/24	60,871
	70	Washington Mutual Mortgage Pass-Through Certificates Trust	4.122(b)	09/25/33	66,404
		Total Mortgages - Other (Cost $77,467,019)			72,039,652

		Short-Term Investments (24.4%)
		U.S. Treasury Securities (21.0%)
		U.S. Treasury Bills
	115	(f)(g)	3.812	03/16/23	114,492
	40	(f)(g)	3.812	03/16/23	39,823
	385	(f)(g)	3.819	03/16/23	383,298
	973	(f)(g)	3.843	03/16/23	968,675
	20	(f)(g)	3.854	03/16/23	19,911
	40	(f)(g)	3.855	03/16/23	39,822
	600	(f)(g)	3.862	03/16/23	597,319
	300	(f)(g)	3.935	03/16/23	298,632
	70	(f)(g)	3.978	03/16/23	69,677
	10,000	(f)	4.70	06/15/23	9,832,733
	5,000	(f)	4.705	06/08/23	4,919,611
	20,000	(f)	4.82	07/20/23	19,569,598
	5,000	(f)	4.821	07/27/23	4,888,329
					41,741,920

NUMBER OF SHARES (000)
	Investment Company (3.4%)
6,809	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $6,809,310)		6,809,310

	Total Short-Term Investments (Cost $48,542,891)		48,551,230

	Total Investments (Cost $244,529,597) (i)(j)(k)	119.3%	236,604,343
	Liabilities in Excess of Other Assets	(19.3)	(38,197,890)
	Net Assets	100.0%	$198,406,453

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2023.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	For the three months ended January 31, 2023, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $2,361, including net realized losses of $16.
(f)	Rate shown is the yield to maturity at January 31, 2023.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2023, advisory fees paid were reduced by $3,093 relating to the Fund's investment in the Liquidity Funds.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2023, the Fund did not engage in any cross-trade transactions.
(k)	At January 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,786,175 and the aggregate gross unrealized depreciation is $12,536,764, resulting in net unrealized depreciation of $8,750,589.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at January 31, 2023:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group Ltd.		$3,462	AUD	4,965	02/09/23	$43
Bank of America NA	CAD	348		$257	02/09/23	(5)
Bank of America NA	EUR	1,718		$1,868	02/09/23	— @
Barclays Bank PLC	AUD	446,951		$286,160	02/09/23	(29,415)
BNP Paribas NA	GBP	3,423,574		$3,871,959	02/09/23	(349,425)
BNP Paribas NA		$6,398	CAD	8,731	02/09/23	164
HSBC Bank PLC	CAD	107,892		$79,728	02/09/23	(1,364)
JPMorgan Chase Bank NA		$1,663	AUD	2,439	02/09/23	59
JPMorgan Chase Bank NA		$7,056	CAD	9,464	02/09/23	57
Standard Chartered Bank	EUR	121,479		$130,046	02/09/23	(2,087)
State Street Bank & Trust Co.	EUR	8,052,314		$7,992,493	02/09/23	(766,019)
State Street Bank & Trust Co.	GBP	845,533		$1,049,700	02/09/23	7,129
State Street Bank & Trust Co.	GBP	114,664		$138,136	02/09/23	(3,249)
UBS AG	CAD	336,137		$247,175	02/09/23	(5,466)
UBS AG	EUR	2,688,367		$2,921,604	02/09/23	(2,536)
UBS AG		$2,714,196	EUR	2,490,065	02/09/23	(5,749)
UBS AG		$101,637	EUR	96,021	02/09/23	2,806
UBS AG		$544,452	EUR	514,952	02/09/23	15,662
UBS AG		$390,064	GBP	325,310	02/09/23	11,054
UBS AG		$27,797	GBP	22,602	02/09/23	72
Westpac Banking Corporation	GBP	31		$38	02/09/23	— @
						$(1,128,269)

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ January 31, 2023 (unaudited) continued

Futures Contracts:
The Fund had the following futures contracts open at January 31, 2023:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION
Long:
U.S. Treasury Long Bond	20	Mar-23	2,000	$2,597,500	$73,658
U.S. Treasury 10 yr. Note	1	Mar-23	100	114,516	1,727
U.S. Treasury 5 yr. Note	363	Mar-23	36,300	39,654,914	131,391
U.S. Treasury 2 yr. Note	115	Mar-23	23,000	23,649,570	96,158
					$302,934

@	Amount is less than $0.50.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

PORTFOLIO COMPOSITION as of 01/31/23	Percentage of Total Investments
Mortgages - Other	30.4%
Agency Fixed Rate Mortgages	26.0
Short-Term Investments	20.5
Asset-Backed Securities	14.6
Commercial Mortgage-Backed Securities	5.1
Collateralized Mortgage Obligations - Agency Collateral Series	3.3
Corporate Bond	0.1
Total Investments	100.0	%*

*	Does not include open long futures contracts with a value of $66,016,500 and total unrealized appreciation of $302,934. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $1,128,269.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ January 31, 2023 (unaudited)

Valuation of Investments - (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$61,414,689	$—	$61,414,689
Asset-Backed Securities	—	34,465,035	—	34,465,035
Collateralized Mortgage Obligations - Agency Collateral Series	—	7,799,174	—	7,799,174
Commercial Mortgage-Backed Securities	—	12,190,188	—	12,190,188
Corporate Bond	—	144,375	—	144,375
Mortgages - Other	—	72,039,652	—	72,039,652
Total Fixed Income Securities	—	188,053,113	—	188,053,113
Short-Term Investments
U.S. Treasury Securities	—	41,741,920	—	41,741,920
Investment Company	6,809,310	—	—	6,809,310
Total Short-Term Investments	6,809,310	41,741,920	—	48,551,230
Foreign Currency Forward Exchange Contracts	—	37,046	—	37,046
Futures Contracts	302,934	—	—	302,934
Total Assets	7,112,244	229,832,079	—	236,944,323
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,165,315)	—	(1,165,315)
Total	$7,112,244	$228,666,764	$—	$235,779,008

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.